ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets classified as held for sale
Impairment of assets(1)	$ 1,347,626
Total assets classified as held for sale	18,578,626	$ 0
Liabilities classified as held for sale
Total liabilities classified as held for sale	9,168,366
Disposal Group, Held-for-sale, Not Discontinued Operations | Solar power plant subsidiaries
Assets classified as held for sale
Cash and cash equivalents	427,299
Accounts receivable, net	2,636,581
Value added tax recoverable	747,646
Prepaid expenses and other current assets	1,593,391
Property, plant and equipment, net	13,290,761
Operating lease right-of-use asset	1,230,574
Impairment of assets(1)	(1,347,626)
Total assets classified as held for sale	18,578,626
Liabilities classified as held for sale
Accounts payable	58,525
Operating lease liabilities	1,229,918
Failed sales leased back and finance lease liability	7,879,923
Total liabilities classified as held for sale	$ 9,168,366